Other Non-Current Liabilities - Summary of Movements of Accrued Warranty (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Standard Product Warranty Disclosure [Abstract]
Accrued warranty - beginning of the year	¥ 641,062	¥ 371,140	¥ 111,351
Warranty costs incurred	(228,674)	(61,551)	(32,352)
Provision for warranty	596,605	331,473	292,141
Accrued warranty - end of year	1,008,993	641,062	371,140
Less: Current portion of warranty	(219,988)	(216,260)	(105,068)
Non-current portion of warranty	¥ 789,005	¥ 424,802	¥ 266,072